[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR
---------

June 12, 2002

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   State Street Research Growth Trust
      Securities Act of 1933 Registration No. 33-55024
      Investment Company Act of 1940 File No. 811-985
      CIK 0000034918
      ------------------------------------------------
Ladies and Gentlemen:

On behalf of State Street Research Growth Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus supplement is in use which is a foreign language translation of the English language supplement noted below. The supplement was filed electronically on May 1, 2002 (EDGAR accession number 0000912057-02-017818).

                                                    PROSPECTUS SUPPLEMENT NO. 3
      FUND                                          DATED MAY 1, 2002
      ----                                          -----------------

                                                    CHINESE     SPANISH
                                                    -------     -------
      State Street Research
      Concentrated International Fund                              X

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectus supplement referenced above is a fair and accurate translation of the foreign language version now in use.

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If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
GROWTH TRUST


By:   /s/ Amy L. Simmons
      ------------------
      Amy L. Simmons
      Assistant Secretary


cc:   Gregory D. Sheehan, Esq.
      Thomas R. Hiller, Esq.
        Ropes & Gray
      Terrence J. Cullen, Esq.
        State Street Research & Management Company